Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [Line Items]
Revenue	$ 43,638	$ 36,135	$ 28,567
Non-current assets	76,863	95,950	101,239
Unallocated assets [member]
Disclosure of geographical areas [Line Items]
Non-current assets	5,039	7,069	8,828
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	2,304	2,037	1,846
Non-current assets	45,157	46,949	49,465
Europe [member]
Disclosure of geographical areas [Line Items]
Revenue	1,886	1,641	1,141
China [member]
Disclosure of geographical areas [Line Items]
Revenue	22,935	18,875	13,177
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	4,709	3,086	2,941
India [member]
Disclosure of geographical areas [Line Items]
Revenue	2,484	1,938	1,478
South Korea [member]
Disclosure of geographical areas [Line Items]
Revenue	2,639	2,296	1,919
Rest of Asia [member]
Disclosure of geographical areas [Line Items]
Revenue	2,620	3,157	2,623
North America [member]
Disclosure of geographical areas [Line Items]
Revenue	2,715	2,233	2,355
Non-current assets	8,246	22,860	23,943
South America [member]
Disclosure of geographical areas [Line Items]
Revenue	1,106	681	899
Non-current assets	18,267	18,899	18,614
Rest of world [member]
Disclosure of geographical areas [Line Items]
Revenue	240	191	188
Non-current assets	$ 154	$ 173	$ 389